WARRANTS - Commitment to Issue Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019
ClassOfWarrantOrRightLineItems
Increase to the warrant fair value adjustments	$ 2,622,000	$ (6,243,000)	$ 18,022,000
Series E Warrants
ClassOfWarrantOrRightLineItems
Original issuance price				$ 5.92
Warrants to purchase shares				242,713	121,356
Shares exercised and issued	364,069
Proceeds from exercises	$ 2,200